SHAREHOLDERS' EQUITY	6 Months Ended
Jun. 30, 2021
SHAREHOLDERS' EQUITY
SHAREHOLDERS' EQUITY

24.    SHAREHOLDERS’ EQUITY

24.1    Share capital

For the six-month period ended June 30, 2021, the Suzano's share capital is R$9,269,281 divided into 1,361,263,584 common shares, all nominative, book-entry shares without par value. The share capital is net of the public offering expenses of R$33,735.

The breakdown of the share capital is set forth below:

	Ordinary
	Quantity	(%)
Controlling Shareholders
Suzano Holding S.A.	367,612,329	27.01
Controller	194,809,797	14.31
Managements	33,856,734	2.49
Alden Fundo de Investimento em Ações	26,154,744	1.92
	622,433,604	45.73
Treasury	12,042,004	0.88
Other shareholders	726,787,976	53.39
	1,361,263,584	100.00

By resolution of the Board of Directors, the share capital may be increased, irrespective of any amendment to the Bylaws, up to the limit of 780,119,712 common shares, all exclusively book-entry shares.

For the six-month period ended June 30, 2021, SUZB3 common shares ended the period quoted at R$59.81 (fifty-nine Brazilian Reais and eighty-one cents) (R$58.54 (fifty-eight Brazilian Reais and fifty-four cents) on December 31, 2020).

24.2Treasury shares

For the six-month period ended June 30, 2021, the  Company has 12,042,004 common shares of own issuance held in treasury, with an average cost of R$18.13 (eighteen Brazilian Reais and thirteen cents) per share, with historical value of R$218,265 and market value corresponding to R$720,232. For the six-month period ended June 30, 2021 and 2020, there was no movement of purchase or sale.